Note Income taxes (Differences between income tax expense (benefit) applicable to income before income taxes and amount computed by applying the statutory tax rate in Puerto Rico) (Detail) - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amount
Income tax (benefit) expense		$ (495,172)	$ 58,279	$ (251,327)
PUERTO RICO
Amount
Computed income tax at statutory rates		155,542	(51,570)	135,720
Benefit of net tax exempt interest income		(51,812)	(55,862)	(36,993)
Deferred tax asset valuation allowance		(586,159)	(4,281)	(32,990)
Non-deductible expenses	[1]	0	178,219	32,115
Difference in tax rates due to multiple jurisdictions		(11,244)	(14,178)	(12,029)
Income Tax Reconciliation Change in Deferred Tax Asset		0	20,048	(197,467)
Unrecognized Tax Benefits Period Increases Decreases		0	(3,601)	(7,727)
Income Tax Reconciliation Other Adjustments		8,511	11,413	5,837
Income tax (benefit) expense		$ (495,172)	$ 58,279	$ (251,327)
% of pre-tax income
Computed income tax at statutory rates		39.00%	39.00%	39.00%
Effective Income Tax Rate Reconciliation Tax Exempt Income		(13.00%)	43.00%	(11.00%)
Deferred tax asset valuation allowance		(147.00%)	3.00%	(9.00%)
Non-deductible expenses	[1]	0.00%	(135.00%)	9.00%
Difference in tax rates due to multiple jurisdictions		(3.00%)	10.00%	(3.00%)
Effective Income Tax Rate Reconciliation Change In Enacted Tax Rate		0.00%	(16.00%)	(57.00%)
EffectiveIncomeTaxRateReconciliationOtherAdjustments		0.00%	3.00%	(2.00%)
Income tax (benefit) expense		(125.00%)	(44.00%)	(72.00%)
PUERTO RICO | Effect Of Income Subject To Preferential Tax Rate
Amount
Income tax reconciliation, other deductions	[2]	$ (10,010)	$ (21,909)	$ (137,793)
% of pre-tax income
Effective Income Tax Rate Reconciliation Deductions Other	[2]	(3.00%)	18.00%	(40.00%)
PUERTO RICO | State Taxes And Others
% of pre-tax income
Effective Income Tax Rate Reconciliation Deductions Other		2.00%	(9.00%)	2.00%

[1]	For the year ended December 31, 2014, includes approximately $161.5 million of amortization of the discount and deferred cost associated with the TARP funds, which are not deductible.
[2]	Includes the impact of the Closing Agreement with the P.R. Treasury signed in June 2014